LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.    LONG-TERM INVESTMENTS

The details of long-term investments as of December 31, 2016 are as follows:

	2016
						Share of other
	Percentage of	Beginning	Additions	Share of net		comprehensive
	ownership	balance	(deductions)	profit (loss)	Dividend	income	Ending balance
Long-term investments in associated companies:
Tiphone[a]	24.43	1,404	—	108	(23)	(1)	1,488
Indonusa[b]	20.00	221	—	—	—	—	221
Teltranet[c]	51.00	71	—	(33)	—	—	38
Melon[d]	51.00	50	(67)	17	—	—	—
PT Integrasi Logistic Cipta Solusi (“ILCS”)[e]	49.00	40	—	2	—	—	42
Others[f]	25.00-49.00	6	—	(6)	—	—	—
Sub-total		1,792	(67)	88	(23)	(1)	1,789
Other long-term investments		15	43	—	—	—	58
Total long-term investments		1,807	(24)	88	(23)	(1)	1,847

Summarized financial information of the Group’s investments accounted for under the equity method for 2016*:

	Tiphone	Indonusa	Teltranet	ILCS	Others
Statements of financial position
Current assets	7,709	170	66	131	170
Non-current assets	743	444	88	29	771
Current liabilities	(1,248)	(532)	(78)	(73)	(629)
Non-current liabilities	(3,762)	(405)	(2)	(1)	(1,212)
Equity (deficit)	3,442	(323)	74	86	(900)
Statements of profit or loss and other comprehensive income
Revenues	27,310	605	66	116	139
Operating expenses	(26,445)	(583)	(149)	(112)	(264)
Other income (expenses) - net	(231)	(17)	(3)	0	(88)
Profit (loss) before tax	634	5	(86)	4	(213)
Income tax benefit (expense)	(166)	(33)	21	0	—
Profit (loss) for the year	468	(28)	(65)	4	(213)
Other comprehensive income	(5)	7	0	(0)	—
Total comprehensive income for the year	463	(21)	(65)	4	(213)

The details of long-term investments as of December 31, 2017 are as follows:

	2017
						Share of other
	Percentage of	Beginning	Additions	Share of net		comprehensive
	ownership	balance	(deductions)	profit (loss)	Dividend	income	Ending balance
Long-term investments in associated companies:
Tiphone[a]	24.00	1,488	—	80	(28)	(1)	1,539
Indonusa[b]	20.00	221	—	—	—	—	221
Teltranet[c]	51.00	38	—	(20)	—	—	18
ILCS[e]	49.00	42	—	1	—	—	43
PT Graha Sakura Nusantara ("GSN")[g]	45.00	—	14	0	—	—	14
Others[f]	25.00 - 49.00	—	4	(0)	—	(0)	4
Sub-total		1,789	18	61	(28)	(1)	1,839
Other long-term investments		58	251	—	—	—	309
Total long-term investments		1,847	269	61	(28)	(1)	2,148

Summarized financial information of the Group’s investments accounted for under the equity method for 2017*:

	Tiphone	Indonusa	Teltranet	ILCS	GSN	Others
Statements of financial position
Current assets	8,084	307	174	145	1	190
Non-current assets	994	415	101	32	185	606
Current liabilities	(2,107)	(877)	(149)	(87)	(27)	(724)
Non-current liabilities	(3,255)	(177)	(90)	(2)	(129)	(1,882)
Equity (deficit)	3,716	(332)	36	88	30	(1,810)
Statements of profit or loss and other comprehensive income
Revenues	27,914	692	209	122	0	106
Operating expenses	(27,217)	(333)	(255)	(116)	(0)	(287)
Other expenses - net	(246)	(364)	(5)	(4)	—	(19)
Profit (loss) before tax	451	(5)	(51)	2	0	(200)
Income tax benefit (expense)	(116)	—	13	1	—	—
Profit (loss) for the year	335	(5)	(38)	3	0	(200)
Other comprehensive income	(3)	—	(0)	(0)	—	—
Total comprehensive income for the year	332	(5)	(38)	3	0	(200)

*The summarized financial information of associated companies above were prepared under Indonesian Financial Accounting Standards (IFAS). There is no material difference between IFAS and IFRS.

[a]

Tiphone was established on June 25, 2008 as PT Tiphone Mobile Indonesia Tbk. Tiphone is engaged in the telecommunication equipment business, such as celullar phone including spare parts, accessories, pulse reload vouchers, repair service and content provider through its subsidiaries. On September 18, 2014, the Company through PINS acquired 25% ownership in Tiphone for Rp1,395 billion.

As of December 31, 2016 and 2017, the fair value of the investment amounted to Rp1,500 billion and Rp1,755 billion, respectively. The fair value was calculated by multiplying the number of shares by the published price quotation as of December 31, 2016 and 2017  amounting to Rp855 and Rp1,000 per share, respectively.

Reconciliation of financial information to the carrying amount of long-term investment in Tiphone as of December 31, 2016 and 2017 is as follows:

	2016	2017
Assets	8,452	9,078
Liabilities	(5,010)	(5,362)
Net assets	3,442	3,716
Group’s proportionate share of net assets (24.43% in 2016 and 24.00% in 2017)	841	892
Goodwill	647	647
Carrying amount of long-term investment	1,488	1,539

[b]

Indonusa had been a subsidiary of the Company until 2013 when the Company disposed 80% of its interest in Indonusa. On May 14, 2014, based on the Circular Resolution of the Stockholders of Indonusa as covered by notarial deed No. 57 dated April 23, 2014 of FX Budi Santoso Isbandi, S.H., which was approved by the MoLHR in its Letter No. AHU-02078.40.20.2014 dated April 29, 2014, Indonusa’s stockholders approved an increase in its issued and fully paid capital by Rp80 billion. The Company waived its right to own the new shares issued and transferred it to Metra, as the result, Metra’s ownership in Indonusa increased to 4.33% and the Company’s ownership become 15.67%.

[c]

Investment in Teltranet is accounted for under the equity method, which covered by an agreement between Metra and Telstra Holding Singapore Pte. Ltd. dated August 29, 2014. Teltranet is engaged in communication system services. Metra does not have control to determine the financial and operating policies of Teltranet.

[d]	Melon previously was an associated company. In 2016, the Group purchased 49% shares in Melon through Metranet, therefore Melon became a consolidated subsidiary (Note 1d).
[e]	ILCS is engaged in providing E-trade logistic services and other related services.
[f]	The unrecognized share of losses in other investments for the year ended and cumulatively as of December 31, 2017 are Rp56 billion and Rp286 billion, respectively.
[g]	On August 31, 2017, NSI and third party established GSN which engaged in real estate, residential and apartment marketing business.